JCO	Nuveen Credit Opportunities 2022 Target Term Fund Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 107.4% (100.0% of Total Investments)

	CORPORATE BONDS – 101.2% (94.2% of Total Investments)

	Airlines – 3.1%

$7,000	Delta Air Lines Inc	3.625%	3/15/22	Baa3	$7,061,945

	Auto Components – 4.5%

10,249	ZF North America Capital Inc, 144A	4.500%	4/29/22	BB+	10,389,924

	Automobiles – 5.3%

9,000	Ford Motor Credit Co LLC	3.813%	10/12/21	BB+	9,004,500
3,000	Ford Motor Credit Co LLC	5.596%	1/07/22	BB+	3,035,850
12,000	Total Automobiles				12,040,350

	Beverages – 0.9%

2,000	Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A	3.375%	11/01/22	BBB–	2,035,200

	Consumer Finance – 8.1%

3,000	Ford Motor Credit Co LLC	4.250%	9/20/22	BB+	3,068,250
9,000	Navient Corp	6.500%	6/15/22	Ba3	9,292,500
6,000	OneMain Finance Corp	6.125%	5/15/22	Ba2	6,157,500
18,000	Total Consumer Finance				18,518,250

	Containers & Packaging – 9.8%

3,600	Ball Corp	5.000%	3/15/22	BB+	3,668,760
18,000	Sealed Air Corp, 144A	4.875%	12/01/22	BB+	18,679,590
21,600	Total Containers & Packaging				22,348,350

	Diversified Telecommunication Services – 6.1%

5,719	Cogent Communications Group Inc, 144A	5.375%	3/01/22	BB	5,747,595
8,000	Lumen Technologies Inc	5.800%	3/15/22	BB	8,152,000
13,719	Total Diversified Telecommunication Services				13,899,595

	Electrical Equipment – 1.8%

4,000	Park Aerospace Holdings Ltd, 144A	5.250%	8/15/22	BBB–	4,143,683

	Health Care Providers & Services – 5.4%

12,000	Molina Healthcare Inc	5.375%	11/15/22	BB–	12,371,400

	Hotels, Restaurants & Leisure – 3.0%

6,750	MGM Resorts International	7.750%	3/15/22	Ba3	6,935,625

	Household Durables – 4.2%

1,500	KB Home	7.500%	9/15/22	BB	1,588,125
3,000	Newell Brands Inc	4.000%	6/15/22	BB+	3,030,000
5,000	Toll Brothers Finance Corp	5.875%	2/15/22	BBB–	5,018,750
9,500	Total Household Durables				9,636,875

	Media – 11.6%

12,787	CSC Holdings LLC	5.875%	9/15/22	B+	13,226,553
13,000	DISH DBS Corp	5.875%	7/15/22	B2	13,398,125
25,787	Total Media				26,624,678

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JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Metals & Mining – 3.8%

$3,688	AngloGold Ashanti Holdings PLC			5.125%	8/01/22	Baa3	$3,784,810
5,000	Freeport-McMoRan Inc			3.550%	3/01/22	BB+	5,015,625
8,688	Total Metals & Mining						8,800,435

	Mortgage Real Estate Investment Trust – 1.7%

3,858	Starwood Property Trust Inc			5.000%	12/15/21	BB+	3,865,716

	Oil, Gas & Consumable Fuels – 12.6%

2,827	Calumet Specialty Products Partners LP / Calumet Finance Corp			7.625%	1/15/22	B–	2,812,865
5,000	Occidental Petroleum Corp			3.125%	2/15/22	BB	5,005,450
3,000	Occidental Petroleum Corp			2.700%	8/15/22	BB	3,026,250
4,000	Sasol Financing International Ltd			4.500%	11/14/22	BB	4,090,592
5,000	Southwestern Energy Co			4.100%	3/15/22	BB	5,012,500
8,737	Western Midstream Operating LP			4.000%	7/01/22	BB+	8,870,064
28,564	Total Oil, Gas & Consumable Fuels						28,817,721

	Pharmaceuticals – 3.7%

4,321	Teva Pharmaceutical Finance Co BV			3.650%	11/10/21	Ba2	4,326,401
4,058	Teva Pharmaceutical Finance IV BV			3.650%	11/10/21	Ba2	4,063,073
8,379	Total Pharmaceuticals						8,389,474

	Road & Rail – 2.0%

600	DAE Funding LLC, 144A			5.250%	11/15/21	Baa3	600,180
4,000	Transnet SOC Ltd, 144A			4.000%	7/26/22	Ba2	4,040,400
4,600	Total Road & Rail						4,640,580

	Software – 1.8%

4,000	NortonLifeLock Inc			3.950%	6/15/22	BB+	4,046,800

	Wireless Telecommunication Services – 11.8%

4,100	MTN Mauritius Investments Ltd, 144A			5.373%	2/13/22	Ba2	4,141,771
12,500	Sprint Communications Inc			6.000%	11/15/22	BB+	13,143,375
9,500	T-Mobile USA Inc			4.000%	4/15/22	BBB–	9,610,865
26,100	Total Wireless Telecommunication Services						26,896,011
$226,794	Total Corporate Bonds (cost $230,303,412)						231,462,612

Shares	Description (1)						Value

	COMMON STOCKS – 2.3% (2.2% of Total Investments)

	Banks – 0.3%

63,918	iQor US Inc, (3), (4)						$755,063

	Oil, Gas & Consumable Fuels – 1.6%

18,459	Fieldwood Energy LLC, (3), (4)						1,845,900
30,780	Whiting Petroleum Corp, (4)						1,797,860
	Total Oil, Gas & Consumable Fuels						3,643,760

	Professional Services – 0.4%

85,543	Skillsoft Corp, (4), (5)						904,167
	Total Common Stocks (cost $6,635,156)						5,302,990

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 2.1% (2.0% of Total Investments) (6)

	Banks – 0.3%

$691	iQor US Inc, Exit Priority Term Loan	8.500%	1-Month LIBOR	7.500%	9/15/27	N/R	$708,050

2

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	Diversified Financial Services – 0.1%

$1,434	Ditech Holding Corporation, Term Loan, (8)	0.000%	N/A	N/A	6/30/22	N/R	$287,670

	Energy Equipment & Services – 0.6%

1,495	Petroleum GEO-Services ASA/PGS Finance, Inc., Term Loan B	7.703%	1-Month LIBOR	7.000%	3/19/24	N/R	1,363,730

	Oil, Gas & Consumable Fuels – 0.3%

663	QuarterNorth Energy Holding Inc., Exit Term Loan, Second Lien	9.000%	3-Month LIBOR	8.000%	8/27/26	B	667,644

	Software – 0.8%

1,909	iQor US Inc., Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	1,880,560
$6,192	Total Variable Rate Senior Loan Interests (cost $6,081,452)						4,907,654

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 1.8% (1.6% of Total Investments)

	Mortgage Real Estate Investment Trust – 1.8%

$4,000	Blackstone Mortgage Trust Inc			4.375%	5/05/22	N/R	$4,044,506
$4,000	Total Convertible Bonds (cost $4,060,237)						4,044,506
	Total Long-Term Investments (cost $247,080,257)						245,717,762
	Other Assets Less Liabilities – (7.4)%						(17,025,167)
	Net Assets Applicable to Common shares – 100%						$228,692,595

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

3

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$231,462,612	$—	$231,462,612
Common Stocks	1,797,860	2,600,963	904,167	5,302,990
Variable Rate Senior Loan Interests	—	4,907,654	—	4,907,654
Convertible Bonds	—	4,044,506	—	4,044,506
Total	$1,797,860	$243,015,735	$904,167	$245,717,762

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

See accompanying notes to financial statements.

4